Subscriptions Payable (Details Narrative) - 12 months ended Oct. 31, 2018 - Grown Rogue Unlimited LLC [Member]	CAD ($) $ / shares	USD ($)
Reserve Quantities [Line Items]
Aggregate proceeds of subscriptions	$ 923,630	$ 720,516
Subscription Receipts | $		$ 2,099,159
Price per unit | $ / shares	$ 0.55